CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 68,938	$ 44,727
Marketable securities (amortized cost of $141,544 and $119,983, respectively)		142,007	120,144
Short-term bank deposits		49,589	28,491
Accounts receivable, net of allowance for doubtful accounts of $672 and $432, repsectively		10,499	6,628
Other receivables		3,575	3,810
Inventories		14,983	9,408
T O T A L CURRENT ASSETS		289,591	213,208
NON-CURRENT ASSETS:
Accounts receivable		477	374
Other receivables		2,894
Deferred income taxes, net		64	1,899
Operating lease right-of-use assets		1,153	1,369
Property and equipment, net		982	935
Other Investments		600	600
T O T A L NON-CURRENT ASSETS		6,170	5,177
T O T A L ASSETS		295,761	218,385
CURRENT LIABILITIES:
Accounts payable		6,410	3,702
Contract liabilities		11,900	15,587
Other liabilities		16,720	13,205
T O T A L CURRENT LIABILITIES		35,030	32,494
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	1,988	3,813
Other liabilities		2,910	1,494
Operating lease liabilities		358	744
Deferred income taxes, net			37
T O T A L NON-CURRENT LIABILITIES		5,256	6,088
T O T A L LIABILITIES		40,286	38,582
COMMITMENTS AND CONTINGENCIES (note 11)
InMode Ltd. shareholders' equity:
Ordinary shares, NIS 0.01 par value, authorized 100,000,000 shares at December 31, 2020 and 2019 Issued 38,177,218 and 32,799,082 shares at December 31, 2020 and 2019, respectively Outstanding 37,783,777 and 32,799,082 shares at December 31, 2020 and 2019, respectively		108	93
Additional paid-in capital		101,701	81,863
Retained earnings		169,016	93,986
Accumulated other comprehensive income		356	124
Less treasury shares, at cost at December 31, 2020: 393,441 Ordinary Shares		(17,218)
InMode Ltd. shareholders' equity		253,963	176,066
Non-controlling interests		1,512	3,737
T O T A L SHAREHOLDERS' EQUITY		255,475	179,803
T O T A L LIABILITIES AND SHAREHOLDERS' EQUITY		$ 295,761	$ 218,385

[1]	As of December 31, 2020, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2022 and the rest in year 2023-2024.